Equity - Summary of Number of Shares of Subscribed and Outstanding Capital Stock (Detail) - shares shares in Millions		Dec. 31, 2025	Dec. 31, 2024	Jun. 15, 2013	Jun. 14, 2013	Jun. 05, 2012
Disclosure Of Classes Of Share Capital [Line Items]
Subscribed		1,093.0	1,093.0
Outstanding		1,093.0	1,093.0
Non-voting Serial Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Authorized		388.0	388.0	388.0	807.5	807.5
Subscribed	[1]	300.0	300.0
Outstanding	[1]	300.0	300.0
Voting Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Authorized		150.0	150.0			150.0
Subscribed		150.0	150.0
Outstanding		150.0	150.0
Common Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Authorized		234.0	234.0
Subscribed		219.0	219.0
Outstanding		216.0	216.0
Treasury Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Outstanding		3.0	3.0

[1]	300 million shares of Series IV Cumulative Non-Convertible Redeemable Preferred Stock subscribed for Php3 billion, of which Php360 million has been paid and with subscription payable amounting to Php2,640 million as at December 31, 2025 and 2024.